JOINT VENTURES AND ASSOCIATES (Tables)	3 Months Ended
Sep. 30, 2023
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and associates

	09/30/2023	06/30/2023
Assets
Synertech Industrias S.A.	37,550,684	36,026,710
Alfalfa Technologies S.R.L.	36,502	36,502
Moolec Science S.A.	3,233,598	3,233,598
	40,820,784	39,296,810

	09/30/2023	06/30/2023
Liabilities
Trigall Genetics S.A.	638,126	622,823
	638,126	622,823

Schedule of share of profit or loss of joint ventures and associates

	09/30/2023	09/30/2022
Trigall Genetics S.A.	(15,303)	(132,117)
Synertech Industrias S.A.	1,523,974	974,357
	1,508,671	842,240

Schedule of changes in joint ventures

	09/30/2023	09/30/2022
As of the beginning of the period	38,673,987	37,836,144
Foreign currency translation	—	100,868
Share of profit or loss	1,508,671	842,240
As of the end of the period	40,182,658	38,779,252